Financing Liability (Tables)	6 Months Ended
Jun. 30, 2018
Leases [Abstract]
Schedule of Financing Liability

The financing liability, net of debt discount, is summarized as follows:

	Successor	Predecessor
	As of	As of
	June 30,	December 31,
	2018	2017
	(Unaudited)
Financing liability	$56,000	$55,158
Interest added to principal amount	31
Debt discount	-	(883)
Financing liability, net of debt discount	56,031	54,275
Less: current portion	631	595
Financing liability, non-current portion	$55,400	$53,680

Schedule of Future Minimum Payments of Sale Leaseback Transactions

The future minimum payments required by the arrangement are as follows:

Years ending December 31,	Principal	Interest	Payment
2018 (6 months)	$286	$2,043	$2,329
2019	702	4,052	4,754
2020	853	3,995	4,848
2021	1,018	3,927	4,945
2022	1,198	3,847	5,045
Thereafter	40,974	34,574	75,548
	$45,031	$52,438	$97,469